EXPLORATION AND EVALUATION EXPENSES AND COST RECOVERIES (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Statement [Line Items]
Total	$ 946,559	$ 3,932,389	$ 141,148
Total Expenses [Member]
Statement [Line Items]
Assays and analysis	1,136,000	1,861,537
Drilling	5,935,664	5,387,065
Environmental	40,415	96,089
Equipment rental	473,704	422,759
Freight	468,196	419,429
Geological, including geophysical	2,850,255	3,749,470
Graphics	17,526	28,092
Helicopter and fuel	3,810,427	4,468,985
Operations support	1,750,502	666,406
Property acquisition and assessments costs	907,415	4,469,829
Socioeconomic	265,526	509,195
Technical data	146	73,910
Travel and accommodation	1,523,410	422,330
Total	19,179,186	22,575,096
Other
Statement [Line Items]
Assays and analysis	93,208	4,180
Drilling	2,230	0
Environmental	0	533
Equipment rental	142	0
Freight	0	152
Geological, including geophysical	236,788	72,768
Graphics	3,855	903
Helicopter and fuel	12,094	0
Operations support	70,908	522,040
Property acquisition and assessments costs	107,020	28,555
Socioeconomic	45,829	22,068
Technical data	0	0
Travel and accommodation	29,159	9,091
Total	601,233	660,290
IKE [Member]
Statement [Line Items]
Assays and analysis	50,519	293,030
Drilling	6,545	596,256
Environmental	330	16,316
Equipment rental	16,200	62,610
Freight	0	49,476
Geological, including geophysical	74,860	454,583
Graphics	1,299	2,236
Helicopter and fuel	0	1,031,806
Operations support	19,860	102,493
Property acquisition and assessments costs	68,280	481,900
Socioeconomic	21,660	91,292
Technical data	146	4,200
Travel and accommodation	5,540	25,018
Total	265,239	3,211,216
Duke [Member]
Statement [Line Items]
Assays and analysis	580,235	554,906
Drilling	2,903,542	1,142,301
Environmental	30,284	24,781
Equipment rental	228,233	157,025
Freight	145,736	107,451
Geological, including geophysical	1,451,086	1,900,966
Graphics	5,257	17,643
Helicopter and fuel	1,951,779	1,148,199
Operations support	658,803	24,949
Property acquisition and assessments costs	24,667	1,368,652
Socioeconomic	86,884	189,261
Technical data	0	34,820
Travel and accommodation	980,415	187,924
Total	9,046,921	6,858,878
JOY [Member]
Statement [Line Items]
Assays and analysis	412,038	1,009,421
Drilling	3,023,347	3,648,508
Environmental	9,801	54,459
Equipment rental	229,129	203,124
Freight	322,460	262,350
Geological, including geophysical	1,087,521	1,321,153
Graphics	7,115	7,310
Helicopter and fuel	1,846,554	2,288,980
Operations support	1,000,931	16,924
Property acquisition and assessments costs	707,448	2,590,722
Socioeconomic	111,153	206,574
Technical data	0	34,890
Travel and accommodation	508,296	200,297
Total	$ 9,265,793	$ 11,844,712